Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill

NOTE 5: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets	June 30, 2023	December 31, 2022
Acquisition cost	$90,601	$89,272
Accumulated amortization	(44,498)	(43,079)
Total intangible assets net book value	$46,103	$46,193

Following the completion of the Vimalcor acquisition in May 2023, the Company recognized an intangible asset of $1,329 relating to the port terminal operating right to be amortized until January 2029.

Amortization expense for the three-month periods ended June 30, 2023 and 2022 were $726 and $693, respectively, and for the six-month periods ended June 30, 2023 and 2022 were $1,419 and $1,386, respectively.

The remaining aggregate amortization of acquired intangibles as of June 30, 2023 will be as follows:

Period
Year One	$3,004
Year Two	3,004
Year Three	3,004
Year Four	3,004
Year Five	2,037
Thereafter	32,050
Total	$46,103